Investment Objectives and Goals - Kurv Uranium & Mining Enhanced Income ETF	May 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV URANIUM & MINING ENHANCED INCOME ETF (TICKER: KURN) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Uranium & Mining Enhanced Income ETF (the “Fund”) seeks to maximize total return.